Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss (Parentheticals)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Previously stated [member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss (Parentheticals) [Line Items]
Diluted | $ / shares	$ (1.15)
Diluted | shares	207,776,000
Adjustments [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss (Parentheticals) [Line Items]
Diluted | $ / shares	$ 0.30
Diluted | shares
As restated [Member]
Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss (Parentheticals) [Line Items]
Diluted | $ / shares	$ (0.85)
Diluted | shares	207,776,000